RICHARDSON & PATEL LLP
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                                                                 August 22, 2006

Via EDGAR
Mr. Mark P. Shuman
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

            Re: Sysview Technology, Inc. (formerly Syscan Imaging, Inc.) Post Effective Amendment on Form SB-2 filed on June 6, 2006 SEC File No.: 333-124313

Dear Mr. Shuman:

      This letter is written in response to your letter dated June 27, 2006 relating to the Post Effective Amendment on Form SB-2 (the "Registration Statement") filed by Sysview Technology, Inc. (formerly Syscan Imaging, Inc.) (the "Company"). Along with this letter, the Company is filing Post-Effective Amendment No. 2 to the Registration Statement (the "Amendment").

      Aside from amending the Registration Statement to respond to your comments, we have also amended it to include the financial information relating to the six month period ended June 30, 2006 and to update information, as appropriate. In this letter we have included your comments followed by our responses thereto.

GENERAL.

      1. Please be advised that we will not take action with respect to the effectiveness of this post-effective amendment until the company has cleared staff comments on its Form 10-KSB for Fiscal Year Ended December 31, 2005 and Form 10-QSB for Fiscal Quarter Ended March 31, 2006. Your disclosure in the Form SB-2 should also be updated to reflect any changes to the financial statements or other matters that have arisen as a result of staff's review. We note your disclosure beneath the Table of Contents.

MARK P. SHUMAN, LEGAL BRANCH CHIEF
SECURITIES AND EXCHANGE COMMISSION
AUGUST 22, 2006
PAGE 2


RESPONSE: The Company has filed amendments to each of its Form 10-KSB for the year ended December 31, 2005 and Form 10QSB's for each of the quarters ended March 31, June 30 and September 30, 2006 and for the quarter ended March 31, 2006. The Company believes that it has satisfied all of the staff's concerns. Additionally, the Company has included in the Registration Statement all changes that were made to its Form 10-KSB and has included its financial statements for the six months ended June 30, 2006, which reflect all changes made as a result of the comments of the staff relating to its Form 10-QSB filings.

Part II - Information Not Required in Prospectus

Undertakings

      2. The undertakings required in connection with an offering subject to Rule 415 have been amended. Please provide all required undertakings set forth in Item 512(g) of Regulation S-B.

RESPONSE: The Company notes your comment and in response thereto has amended
Part II Item 28. Undertakings.

      Please do not hesitate to contact the undersigned with any additional comments you may have.

                                                    Very truly yours,

                                                    RICHARDSON & PATEL LLP


                                                    By: /s Jody R. Samuels
                                                        ------------------------
                                                        Jody R. Samuels